Document And Entity Information	Jul. 16, 2019
Document Information [Line Items]
Entity Registrant Name	Otter Tail Corp
Document Type	8-K
Document Period End Date	Jul. 16, 2019
Entity Incorporation, State or Country Code	MN
Entity File Number	0-53713
Entity Tax Identification Number	27-0383995
Entity Address, Address Line One	215 South Cascade Street
Entity Address, City or Town	Fergus Falls
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56538
City Area Code	866
Local Phone Number	410-8780
Title of 12(b) Security	Common Shares
Trading Symbol	OTTR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001466593